CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (202,996)	$ (29,430)	¥ (128,468)	¥ (1,343,630)
Depreciation of property and equipment	15,369	2,227	24,755	127,836
Amortization of intangible assets and land use right	11,675	1,693	18,609	66,597
Amortization of right-of-use assets	11,119	1,612	20,443	28,952
(Reversal)/ provision of allowance for credit losses	(9,844)	(1,427)	17,829	829,652
Change in fair value of contingent consideration	(3,053)	(443)	(3,597)	(5,451)
Foreign exchange (losses)/gains	(5,259)	(762)	1,168	(15,682)
Loss from long-term investments				49,502
Loss from disposal of property and equipment and intangible assets	4,964	720	1,762	3,790
Gain from dividend of equity investments	(130)	(19)	(5,982)
Loss from impairment of intangible assets				31,876
Share-based compensation expenses	5,049	732	9,132	20,464
Change in deferred tax liabilities	(1,741)	(252)	(2,382)	(8,797)
Remeasurement of equity investments	(5,603)	(812)	(11,443)	9,021
Change in fair value of investments	(23,608)	(3,423)	(32,687)	(60,630)
Gain from disposals of subsidiaries	(64,951)	(9,417)
Impairment of goodwill	112,102	16,253	0	0
Share of results of equity investees	(292)	(42)	(726)	(797)
Changes in operating assets and liabilities:
Accounts receivable	(36,996)	(5,364)	39,834	208,175
Short-term and long-term amounts due from related parties	8,825	1,280	8,282	9,553
Prepayments and other current assets	48,558	7,039	175,139	447,332
Other non-current assets	2,113	306	(6,058)	(45,233)
Operating lease liabilities, current and non-current	(12,675)	(1,838)	(23,507)	(24,983)
Accounts and notes payable	16,775	2,432	(222,380)	(492,659)
Amounts due to related parties	31	4	(16,354)	(8,721)
Salary and welfare payable	(3,776)	(547)	(13,716)	(64,936)
Taxes payable	(3,646)	(529)	2,000	(6,203)
Advances from customers	(16,589)	(2,405)	(68,984)	(905,118)
Accrued expenses and other liabilities	11,588	1,680	(9,011)	(163,025)
Net cash used in operating activities	(142,991)	(20,732)	(226,342)	(1,313,115)
Cash flows from investing activities:
Purchase of short-term investments	(462,513)	(67,058)	(336,548)	(1,460,051)
Proceeds from maturity of short-term investments	381,756	55,349	1,096,550	1,445,422
Cash paid for loan receivable	(825,294)	(119,656)	(858,538)	(314,411)
Cash received from loan repayment	876,608	127,096	724,277	555,414
Purchase of property and equipment and intangible assets	(6,450)	(935)	(14,742)	(28,330)
Decrease in cash from disposals of subsidiaries	(16,065)	(2,329)
Proceeds from maturity of long-term investments			86,845	904,755
Cash received from dividend of equity investment	130	19	5,982
Cash received from disposal of equity investment				56,574
Cash paid for acquisition, net of cash received				(310)
Net cash provided by/(used in) investing activities	(51,828)	(7,514)	703,826	1,159,063
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares				(308)
Proceeds from issuance of ordinary shares upon exercise of options	46	7	373	58
Contingent consideration paid for business acquisitions			0	(14,019)
Repurchase of redeemable noncontrolling interests				(10,000)
Acquisition of noncontrolling interests of subsidiaries			(1,903)
Repayment of borrowings and discounted notes	(240,532)	(34,874)	(620,932)	(918,532)
Proceeds from borrowings and discounted notes	240,000	34,797	277,900	733,255
Net cash used in financing activities	(486)	(70)	(344,562)	(209,546)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,406)	(349)	(1,428)	5,187
Net (decrease)/increase in cash, cash equivalents and restricted cash	(197,711)	(28,665)	131,494	(358,411)
Cash, cash equivalents and restricted cash at the beginning of year	395,598	57,356	264,104	622,515
Cash, cash equivalents and restricted cash at the end of year	197,887	28,691	395,598	264,104
Supplemental disclosure of cash flow information
Income tax paid	2,199	319	3,007	3,515
Interest paid	5,046	732	7,110	24,597
Supplemental disclosure of non-cash investing and financing activities
Accrual related to purchase of property and equipment	6,925	1,004	4,429	5,632
Receivables related to exercise of stock options	(35)	(5)	(28)	(45)
Accrual related to purchase business acquisitions	¥ 4,100	$ 594	¥ 7,176	¥ 10,750